Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002886
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Class AAA
C000050409
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Advisor Class
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	12,160	11,617	11,022	10,640	10,622	10,612	10,441	10,205	10,068	10,019	10,000
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	11,853	11,348	10,793	10,433	10,423	10,421	10,303	10,107	10,018	10,002	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	12,160	11,617	11,022	10,640	10,622	10,612	10,441	10,205	10,068	10,019	10,000
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	$ 11,853	$ 11,348	$ 10,793	$ 10,433	$ 10,423	$ 10,421	$ 10,303	$ 10,107	$ 10,018	$ 10,002	$ 10,000